Other Financial Data Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Other expense/(income)	$ 952	$ 168	$ 627
Loss/(gain) on sale of business	420	(15)	0
Increase (decrease) in nonmonetary currency devaluation	(136)	110
Postretirement Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Curtailments	5	0	177
Non-U.S. Plans | Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Settlements	1	158	0
Curtailments	0	1	$ 0
Canadian Salaried and Hourly Plans | Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Settlements		162
Cross-currency contracts | Cash Flow Hedging | Designated as hedging instrument | Other expense/(income)
Derivative [Line Items]
Net gains/(losses) on derivatives, excluded component, reclassified to net income	$ 28	$ 1